Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortized cost and fair value of debt securities
Amortized cost	$ 208,390,000	$ 194,893,000
Gross unrealized gains	1,765,000	5,381,000
Gross unrealized losses	4,170,000	28,000
Fair value, Total	205,985,000	200,246,000
Available for sale securities, restricted
Available for sale securities, restricted	4,000,000	3,900,000
Available for sale securities, pledged	145,800,000	146,400,000
U.S. Treasury
Amortized cost and fair value of debt securities
Amortized cost	1,000,000	2,000,000
Gross unrealized gains	3,000	30,000
Fair value, Total	1,003,000	2,030,000
Government sponsored enterprises
Amortized cost and fair value of debt securities
Amortized cost	61,006,000	54,327,000
Gross unrealized gains	377,000	853,000
Gross unrealized losses	767,000
Fair value, Total	60,616,000	55,180,000
Asset-backed securities
Amortized cost and fair value of debt securities
Amortized cost	112,747,000	104,607,000
Gross unrealized gains	817,000	3,276,000
Gross unrealized losses	3,191,000	11,000
Fair value, Total	110,373,000	107,872,000
Obligations of states and political subdivisions
Amortized cost and fair value of debt securities
Amortized cost	33,637,000	33,959,000
Gross unrealized gains	568,000	1,222,000
Gross unrealized losses	212,000	17,000
Fair value, Total	$ 33,993,000	$ 35,164,000